Commitments and Contingencies - Schedule of Operating Lease Requiring Annual Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 14,403
2015	14,415
2016	13,523
2017	13,520
2018	13,356
Thereafter	311,238
Total	$ 380,455